PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
Supplement dated January 16, 2018 to the following Statutory Prospectuses:

Principal Investment Plus Variable AnnuitySM (for applications signed on or after August 1, 2013)
Dated May 1, 2017, as supplemented May 2, 2017, May 12, 2017 and November 7, 2017

Principal Investment Plus Variable AnnuitySM (for applications signed before August 1, 2013)
Dated May 1, 2017, as supplemented May 2, 2017 and November 7, 2017

Principal Pivot Series Variable AnnuitySM
Dated May 1, 2017, as supplemented September 22, 2017

Principal Flexible Variable Annuity
Dated May 1, 2017, as supplemented May 2, 2017 and November 7, 2017

This supplement updates information contained in the Statutory Prospectus for the variable annuity insurance contracts referenced above. Please retain this supplement for future reference.

LIQUIDATION OF THE BLACKROCK ISHARES® DYNAMIC FIXED INCOME V.I. FUND AND THE BLACKROCK ISHARES® EQUITY APPRECIATION V.I. FUND

Two of the underlying mutual funds available as investment options under the variable annuity contracts referenced above are liquidating on or about March 29, 2018. The purpose of this supplement is to advise you of the liquidation of the underlying mutual funds that are investment options under your contract.
Principal Life Insurance Company has been informed by BlackRock Advisors, LLC, that the BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund (each, a "Liquidating Fund" and together, the "Liquidating Funds"), each a series of the BlackRock Variable Insurance Funds - Class III (the Liquidating Separate Account Division) were approved for liquidation by the Board of Directors effective on or about March 29, 2018, (the "Liquidation Date"). No transfers into the Liquidating Funds will be allowed on or after March 19, 2018.

TABLE OF SEPARATE ACCOUNT DIVISIONS
On or about March 22, 2018, replace the BlackRock iShares Dynamic Fixed Income Division row and the BlackRock iShares Equity Appreciation Division row with the following:

BlackRock iShares Dynamic Fixed Income Division (no longer available to new investors with an application signature dated on or after March 22, 2018)

BlackRock iShares Equity Appreciation Division (no longer available to new investors with an application signature dated on or after March 22, 2018)

On or about March 29, 2018, delete the sections for BlackRock iShares Dynamic Fixed Income Division and BlackRock iShares Equity Appreciation Division.